Related Party Transactions - Summary of Significant Related Party Transaction (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Operation expenses recharged by Tencent Group	¥ 3,972	¥ 2,434	¥ 1,148
Promotion and advertising expenses	1,511	660	193
TencentGroup [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Operation expenses recharged by Tencent Group	589	493	428
Promotion and advertising expenses	207	187	151
TencentGroup [Member] | Online Music Services
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group	51	33	90
TencentGroup [Member] | Online Music Services to Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group	18
TencentGroup [Member] | Social Entertainment Services and Others to The Company’s Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group	63	20	15
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Content royalties to the Company’s associates and associates of Tencent Group	88	¥ 45	¥ 18
Other channel cost to associates of Tencent Group	¥ 14